UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01530

Name of Registrant:	Vanguard Explorer Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2021—April 30, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   April 30, 2022
Vanguard Explorer™ Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	24
Liquidity Risk Management	27

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2022
	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Explorer Fund
Investor Shares	$1,000.00	$810.30	$2.02
Admiral™ Shares	1,000.00	810.80	1.53
Based on Hypothetical 5% Yearly Return
Explorer Fund
Investor Shares	$1,000.00	$1,022.56	$2.26
Admiral Shares	1,000.00	1,023.11	1.71
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.45% for Investor Shares and 0.34% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Explorer Fund
Fund Allocation
As of April 30, 2022
Communication Services	3.1%
Consumer Discretionary	11.5
Consumer Staples	3.4
Energy	2.3
Financials	9.0
Health Care	20.0
Industrials	20.4
Information Technology	21.5
Materials	2.9
Real Estate	3.8
Utilities	0.8
Other	1.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Explorer Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.5%)
Communication Services (3.0%)
*	Live Nation Entertainment Inc.	994,380	104,291
	New York Times Co. Class A	2,191,142	83,964
*	Ziff Davis Inc.	934,316	82,556
*	Cinemark Holdings Inc.	4,231,782	67,116
*	ZipRecruiter Inc. Class A	1,700,573	38,280
*	Take-Two Interactive Software Inc.	317,144	37,902
	Warner Music Group Corp. Class A	1,010,748	30,090
	Electronic Arts Inc.	236,116	27,873
*	Cargurus Inc.	768,129	25,102
*	Match Group Inc.	262,641	20,788
*	Cardlytics Inc.	594,524	20,291
*	Yelp Inc. Class A	549,953	17,890
*	Iridium Communications Inc.	333,589	11,912
*,1	Starry Group Holdings Inc.	963,916	8,184
*	Playtika Holding Corp.	444,723	7,818
*	TechTarget Inc.	64,673	4,353
*	Clear Channel Outdoor Holdings Inc.	1,573,511	3,871
	Nexstar Media Group Inc. Class A	22,914	3,630
	Sinclair Broadcast Group Inc. Class A	137,403	3,056
*	Vimeo Inc.	241,964	2,466
*,1	Skillz Inc. Class A	1,119,801	2,296
	Cogent Communications Holdings Inc.	35,207	2,060
*	Globalstar Inc.	581,659	675
*	EverQuote Inc. Class A	47,437	658
*	IDT Corp. Class B	19,546	518
*	Integral Ad Science Holding Corp.	35,375	418
			608,058
Consumer Discretionary (11.0%)
*	Burlington Stores Inc.	669,839	136,352
*	Under Armour Inc. Class C	7,151,853	101,485
	Steven Madden Ltd.	2,430,672	99,803
*	frontdoor Inc.	3,175,037	98,140
*	Skechers USA Inc. Class A	2,289,110	87,673
*	Skyline Champion Corp.	1,687,143	86,112
		Shares	Market Value• ($000)
*	Sally Beauty Holdings Inc.	4,979,371	75,288
*	Five Below Inc.	465,912	73,195
	Levi Strauss & Co. Class A	3,878,914	70,247
*	Leslie's Inc.	3,098,616	60,733
	Wingstop Inc.	642,773	58,981
	Hanesbrands Inc.	4,380,530	58,086
	Carter's Inc.	667,042	56,192
*	Grand Canyon Education Inc.	480,852	46,147
	Acushnet Holdings Corp.	1,118,639	45,573
*	Dollar Tree Inc.	271,749	44,146
*	Ulta Beauty Inc.	109,644	43,507
*	Farfetch Ltd. Class A	3,634,853	40,710
*,1	Petco Health & Wellness Co. Inc. Class A	2,082,802	40,115
*	Floor & Decor Holdings Inc. Class A	486,711	38,801
*	Revolve Group Inc.	844,646	35,695
*	Callaway Golf Co.	1,626,472	35,685
*	Etsy Inc.	352,305	32,831
	Papa John's International Inc.	358,454	32,637
*	National Vision Holdings Inc.	855,968	32,227
	Pool Corp.	77,668	31,473
*	Deckers Outdoor Corp.	109,762	29,169
	Shutterstock Inc.	355,580	26,925
	Domino's Pizza Inc.	69,582	23,519
	Churchill Downs Inc.	114,034	23,142
*	Bright Horizons Family Solutions Inc.	191,490	21,876
*	Fox Factory Holding Corp.	236,229	19,342
	Boyd Gaming Corp.	319,271	19,341
*,1	Sportradar Holding AG Class A	1,302,587	16,334
	Williams-Sonoma Inc.	123,852	16,160
*	2U Inc.	1,613,064	16,098
*	Canada Goose Holdings Inc.	739,138	16,091
	Tapestry Inc.	483,074	15,903
	Texas Roadhouse Inc. Class A	193,016	15,891
	Garmin Ltd.	143,448	15,742
*	Six Flags Entertainment Corp.	410,692	15,717
*	Chegg Inc.	622,939	15,412
	Polaris Inc.	152,984	14,524

Explorer Fund
		Shares	Market Value• ($000)
*	SeaWorld Entertainment Inc.	212,479	14,330
*,1	Chewy Inc. Class A	455,129	13,226
	Signet Jewelers Ltd.	186,120	13,066
*	Dave & Buster's Entertainment Inc.	261,536	11,900
*	Tri Pointe Homes Inc.	562,345	11,624
*	Coursera Inc.	617,730	11,620
	Toll Brothers Inc.	247,074	11,457
	Tractor Supply Co.	51,908	10,457
*	Crocs Inc.	150,674	10,009
*,1	Arrival SA	4,385,123	8,463
*	Boot Barn Holdings Inc.	92,452	8,326
	Tempur Sealy International Inc.	302,723	8,207
	Buckle Inc.	257,982	8,013
*	Cavco Industries Inc.	32,667	7,718
*	Scientific Games Corp. Class A	128,761	7,218
	Columbia Sportswear Co.	87,639	7,200
	Caleres Inc.	311,437	7,141
	PulteGroup Inc.	169,565	7,081
*,1	GameStop Corp. Class A	54,406	6,805
	Dine Brands Global Inc.	92,115	6,604
*	Brinker International Inc.	179,270	6,513
*	Everi Holdings Inc.	362,188	6,288
*	Overstock.com Inc.	171,157	5,744
*	Stride Inc.	131,964	5,186
	Winnebago Industries Inc.	96,554	5,135
*	WW International Inc.	523,431	5,124
	Patrick Industries Inc.	80,525	5,013
	Oxford Industries Inc.	55,871	5,006
*	Master Craft Boat Holdings Inc.	194,458	4,681
	Shoe Carnival Inc.	151,190	4,564
*	Abercrombie & Fitch Co. Class A	127,582	4,412
*	MarineMax Inc.	106,970	4,377
*	Asbury Automotive Group Inc.	23,437	4,306
	Wendy's Co.	206,442	4,079
*	Perdoceo Education Corp.	354,118	3,959
	Red Rock Resorts Inc. Class A	87,408	3,843
*	Children's Place Inc.	82,603	3,827
	Hibbett Inc.	88,082	3,803
*	American Axle & Manufacturing Holdings Inc.	570,001	3,773
	Ruth's Hospitality Group Inc.	172,021	3,607
	Brunswick Corp.	47,007	3,554
*	XPEL Inc.	78,695	3,405
*	Citi Trends Inc.	111,654	3,123
*	Dorman Products Inc.	30,604	3,021
*	Gentherm Inc.	44,069	2,971
	Carriage Services Inc. Class A	66,995	2,873
*	RH	7,099	2,386
	Standard Motor Products Inc.	49,905	2,130
	Century Communities Inc.	40,327	2,126
*	YETI Holdings Inc.	41,881	2,047
		Shares	Market Value• ($000)
	Academy Sports & Outdoors Inc.	54,150	2,023
*	Quotient Technology Inc.	367,054	1,949
*	Golden Entertainment Inc.	39,284	1,884
*	Stitch Fix Inc. Class A	181,378	1,723
*	Funko Inc. Class A	99,480	1,621
*	Party City Holdco Inc.	513,716	1,587
	Travel + Leisure Co.	28,411	1,576
*	Visteon Corp.	13,323	1,395
*	CarParts.com Inc.	214,783	1,287
	Murphy USA Inc.	5,332	1,246
*	Chico's FAS Inc.	227,000	1,203
*,1	Workhorse Group Inc.	378,489	1,139
*	Mister Car Wash Inc.	78,834	1,135
*	LL Flooring Holdings Inc.	77,571	1,071
	Vail Resorts Inc.	3,554	903
*,1	Torrid Holdings Inc.	151,156	886
*	Vivint Smart Home Inc.	152,159	797
*	Neogames SA	59,624	779
	Aaron's Co. Inc.	37,036	760
*	Red Robin Gourmet Burgers Inc.	39,006	515
*	Malibu Boats Inc. Class A	9,402	473
*	Kirkland's Inc.	62,036	449
			2,220,762
Consumer Staples (3.2%)
*	Performance Food Group Co.	3,495,105	172,134
*	BJ's Wholesale Club Holdings Inc.	1,654,886	106,492
	Nu Skin Enterprises Inc. Class A	1,845,776	78,704
*	Nomad Foods Ltd.	3,632,511	67,056
	MGP Ingredients Inc.	604,651	55,223
	Casey's General Stores Inc.	266,643	53,675
*	BellRing Brands Inc.	827,775	17,739
*	Celsius Holdings Inc.	338,250	17,589
	Coca-Cola Consolidated Inc.	38,427	16,966
*	Darling Ingredients Inc.	181,689	13,334
	Medifast Inc.	50,241	8,961
*	Herbalife Nutrition Ltd.	307,058	8,162
	Vector Group Ltd.	565,968	7,199
*	Pilgrim's Pride Corp.	237,776	6,741
*	United Natural Foods Inc.	151,717	6,513
	John B Sanfilippo & Son Inc.	67,616	5,250
*	USANA Health Sciences Inc.	43,288	3,318
	Lamb Weston Holdings Inc.	26,121	1,727
	Albertsons Cos. Inc. Class A	48,316	1,511
*	elf Beauty Inc.	60,110	1,462
	Turning Point Brands Inc.	42,881	1,346
			651,102
Energy (2.3%)
*	Whiting Petroleum Corp.	1,288,725	94,141
	Magnolia Oil & Gas Corp. Class A	3,676,651	85,445
	Viper Energy Partners LP	2,138,415	61,437
	ChampionX Corp.	1,872,698	39,514

Explorer Fund
		Shares	Market Value• ($000)
*	Southwestern Energy Co.	3,970,615	29,780
	Coterra Energy Inc.	884,713	25,471
	Cactus Inc. Class A	397,250	19,835
	Pioneer Natural Resources Co.	67,346	15,656
	Diamondback Energy Inc.	114,620	14,468
	Texas Pacific Land Corp.	10,302	14,079
*	Kosmos Energy Ltd.	1,451,245	9,810
	Ovintiv Inc. (XNYS)	175,630	8,991
*	Talos Energy Inc.	470,093	8,542
	Matador Resources Co.	101,347	4,948
*	Denbury Inc.	74,711	4,780
*	Callon Petroleum Co.	91,266	4,679
*	Laredo Petroleum Inc.	61,065	4,348
*	Antero Resources Corp.	68,616	2,415
	Kinetik Holdings Inc. Class A	27,667	1,969
*	NexTier Oilfield Solutions Inc.	152,546	1,683
*	Earthstone Energy Inc. Class A	111,894	1,509
*	Par Pacific Holdings Inc.	41,339	606
			454,106
Financials (8.6%)
	LPL Financial Holdings Inc.	767,784	144,244
	Synovus Financial Corp.	2,810,385	116,743
	Assurant Inc.	609,293	110,818
	Assured Guaranty Ltd.	1,979,361	109,162
	Western Alliance Bancorp	1,432,153	109,001
	American Financial Group Inc.	718,731	99,530
	Webster Financial Corp.	1,961,800	98,070
	Voya Financial Inc.	1,487,747	93,936
	Prosperity Bancshares Inc.	1,247,226	81,544
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,964,532	78,562
	Valley National Bancorp	6,164,226	73,847
	Tradeweb Markets Inc. Class A	1,015,257	72,276
	Houlihan Lokey Inc. Class A	666,420	55,506
*	SVB Financial Group	110,265	53,770
	MGIC Investment Corp.	3,158,834	41,254
*	Silvergate Capital Corp. Class A	343,808	40,212
*	PRA Group Inc.	927,833	38,997
	FirstCash Holdings Inc.	427,560	34,111
	MarketAxess Holdings Inc.	122,223	32,219
[1]	WisdomTree Investments Inc.	5,107,013	29,774
*	Palomar Holdings Inc.	460,229	25,059
*	Ryan Specialty Group Holdings Inc. Class A	606,654	22,440
*	PROG Holdings Inc.	699,097	18,505
	Kinsale Capital Group Inc.	81,196	18,000
	Everest Re Group Ltd.	64,317	17,668
	Bank OZK	454,598	17,466
	FactSet Research Systems Inc.	41,845	16,884
		Shares	Market Value• ($000)
	SLM Corp.	987,740	16,525
	Piper Sandler Cos.	108,608	12,488
	Moelis & Co. Class A	255,253	11,297
	Virtus Investment Partners Inc.	60,974	10,802
	Walker & Dunlop Inc.	80,780	9,674
*,1	Upstart Holdings Inc.	90,055	6,756
	Cowen Inc. Class A	210,668	4,814
*	Donnelley Financial Solutions Inc.	154,499	4,522
*	Focus Financial Partners Inc. Class A	92,342	3,643
	StepStone Group Inc. Class A	113,449	2,907
	Pacific Premier Bancorp Inc.	79,395	2,490
*	Open Lending Corp. Class A	164,967	2,250
	Ares Management Corp. Class A	33,558	2,222
	Hamilton Lane Inc. Class A	23,878	1,638
	RLI Corp.	11,414	1,310
*	LendingTree Inc.	16,036	1,274
	PJT Partners Inc. Class A	14,603	964
	Universal Insurance Holdings Inc.	69,985	879
	Cohen & Steers Inc.	11,210	871
*	Texas Capital Bancshares Inc.	11,520	592
*	Credit Acceptance Corp.	1,091	559
*	Atlanticus Holdings Corp.	12,544	540
			1,748,615
Health Care (19.1%)
*	ICON plc	841,885	190,443
*	Acadia Healthcare Co. Inc.	2,141,965	145,397
*	Molina Healthcare Inc.	388,714	121,842
*	LHC Group Inc.	634,765	105,276
*	Omnicell Inc.	894,630	97,667
*	Insulet Corp.	402,427	96,176
*	ABIOMED Inc.	327,845	93,954
*	Charles River Laboratories International Inc.	373,861	90,291
*	Ultragenyx Pharmaceutical Inc.	1,259,828	89,057
	STERIS plc	394,101	88,298
	Bio-Techne Corp.	228,193	86,643
*	ICU Medical Inc.	397,508	85,063
*	Hologic Inc.	1,105,995	79,621
*	Haemonetics Corp.	1,517,666	76,900
*	Globus Medical Inc. Class A	1,149,508	76,120
*	Catalent Inc.	826,523	74,850
*	Avantor Inc.	2,334,768	74,432
*	HealthEquity Inc.	1,188,927	74,094
*	Glaukos Corp.	1,558,177	73,686
*	Amedisys Inc.	557,769	71,199
*	Merit Medical Systems Inc.	1,084,169	67,229
*	Horizon Therapeutics plc	669,904	66,026
*	Repligen Corp.	371,568	58,425
*	Myriad Genetics Inc.	2,735,640	56,081
*	Penumbra Inc.	321,791	55,528
*	Exelixis Inc.	2,471,158	55,206
*	Quidel Corp.	499,030	50,212

Explorer Fund
		Shares	Market Value• ($000)
*	Tandem Diabetes Care Inc.	495,001	47,758
*	Veracyte Inc.	2,247,143	45,999
*	Maravai LifeSciences Holdings Inc. Class A	1,454,924	44,710
*	Integra LifeSciences Holdings Corp.	690,369	42,223
*	Pacira BioSciences Inc.	557,637	41,583
*	Ascendis Pharma A/S ADR	449,286	41,006
*	IDEXX Laboratories Inc.	93,215	40,127
*	Syneos Health Inc.	544,833	39,822
*	Henry Schein Inc.	486,489	39,454
*	DexCom Inc.	94,898	38,773
*	Apellis Pharmaceuticals Inc.	857,555	37,329
	ResMed Inc.	171,664	34,328
*	Mettler-Toledo International Inc.	25,875	33,056
*	Sotera Health Co.	1,390,224	28,333
*	Biohaven Pharmaceutical Holding Co. Ltd.	317,501	28,312
*	iRhythm Technologies Inc.	218,034	26,899
*	Halozyme Therapeutics Inc.	666,081	26,577
*	CareDx Inc.	830,604	25,284
*	AMN Healthcare Services Inc.	250,338	24,471
*	Nevro Corp.	390,700	24,102
*	Turning Point Therapeutics Inc.	792,341	23,327
	Bruker Corp.	394,652	22,689
*	Supernus Pharmaceuticals Inc.	810,645	22,617
*	Neurocrine Biosciences Inc.	250,740	22,574
*	NuVasive Inc.	432,899	22,268
	Chemed Corp.	45,149	22,186
*	Stevanato Group SPA	1,316,623	21,066
*	Sarepta Therapeutics Inc.	285,018	20,612
	Azenta Inc.	271,565	20,357
*	MEDNAX Inc.	1,077,547	19,956
*	Kymera Therapeutics Inc.	634,402	19,888
*	Neogen Corp.	729,304	19,254
*	Certara Inc.	1,046,896	19,211
*	Ligand Pharmaceuticals Inc.	203,738	18,919
*	REVOLUTION Medicines Inc.	927,115	18,514
*	Inspire Medical Systems Inc.	81,567	16,783
*	Definitive Healthcare Corp. Class A	699,500	16,543
*	Ionis Pharmaceuticals Inc.	446,428	16,411
	Cooper Cos. Inc.	43,209	15,600
*	Medpace Holdings Inc.	116,311	15,536
*	Doximity Inc. Class A	388,760	15,500
*	Sage Therapeutics Inc.	478,803	15,092
*	C4 Therapeutics Inc.	1,720,462	14,744
*	Mirati Therapeutics Inc.	238,314	14,725
*	SpringWorks Therapeutics Inc.	322,271	13,829
*	Relay Therapeutics Inc.	576,091	13,728
*	Arvinas Inc.	237,219	13,040
		Shares	Market Value• ($000)
*	Masimo Corp.	111,783	12,628
*	STAAR Surgical Co.	211,256	12,061
*	Agios Pharmaceuticals Inc.	537,641	11,812
*	Axogen Inc.	1,577,807	11,423
*	Alkermes plc	394,825	11,391
*	Illumina Inc.	38,391	11,389
*	Y-mAbs Therapeutics Inc.	1,267,284	10,645
*	Shockwave Medical Inc.	68,922	10,416
*	Heron Therapeutics Inc.	2,110,036	9,537
*	Veeva Systems Inc. Class A	48,445	8,815
*	Tenet Healthcare Corp.	115,643	8,385
	Select Medical Holdings Corp.	339,796	7,683
*	Schrodinger Inc.	300,396	7,426
*	ACADIA Pharmaceuticals Inc.	401,686	7,407
*	FibroGen Inc.	711,913	6,621
*	Novavax Inc.	143,800	6,481
	Ensign Group Inc.	80,101	6,435
*	Privia Health Group Inc.	286,135	6,292
*	Travere Thrapeutics Inc.	248,714	6,250
*,1	Clovis Oncology Inc.	3,017,158	6,034
*,1	Esperion Therapeutics Inc.	1,056,361	6,000
	Encompass Health Corp.	86,469	5,952
*	ImmunoGen Inc.	1,135,017	5,482
*	Theravance Biopharma Inc.	553,403	5,340
*	Community Health Systems Inc.	695,939	5,338
*,1	Intercept Pharmaceuticals Inc.	331,587	5,209
*	10X Genomics Inc. Class A	108,896	5,201
*	AtriCure Inc.	97,699	5,073
*	Agenus Inc.	2,487,206	4,601
*	PTC Therapeutics Inc.	117,544	4,153
*	Deciphera Pharmaceuticals Inc.	387,242	3,919
*	Option Care Health Inc.	129,218	3,861
*	Editas Medicine Inc. Class A	288,730	3,823
*	Enanta Pharmaceuticals Inc.	56,521	3,640
*	Seres Therapeutics Inc.	752,376	3,559
*	Vir Biotechnology Inc.	169,765	3,455
*	Karyopharm Therapeutics Inc.	565,925	3,452
*	Inogen Inc.	132,913	3,360
*	Voyager Therapeutics Inc.	457,063	3,350
	US Physical Therapy Inc.	31,914	3,312
*	MacroGenics Inc.	431,583	3,086
*	Figs Inc. Class A	189,063	2,961
*	Codexis Inc.	242,769	2,920
*	Multiplan Corp.	643,994	2,853
*	Atara Biotherapeutics Inc.	433,448	2,757
*	CorVel Corp.	16,998	2,636
*	Sangamo Therapeutics Inc.	627,684	2,605
*	Ovid therapeutics Inc.	940,320	2,586
*	Joint Corp.	81,335	2,482
*	ModivCare Inc.	23,484	2,442
*	Allscripts Healthcare Solutions Inc.	115,239	2,381

Explorer Fund
		Shares	Market Value• ($000)
*	Affimed NV	592,606	2,228
*	Alector Inc.	225,106	2,161
*	LivaNova plc	27,593	2,115
*	Fortress Biotech Inc.	1,732,308	1,906
*,1	Akebia Therapeutics Inc.	4,574,391	1,899
*	Reata Pharmaceuticals Inc. Class A	73,952	1,877
*	Meridian Bioscience Inc.	73,082	1,870
*	Puma Biotechnology Inc.	777,390	1,835
*	CytomX Therapeutics Inc.	1,067,482	1,825
*,1	Senseonics Holdings Inc.	1,194,292	1,672
*	Cross Country Healthcare Inc.	88,960	1,667
*	Beam Therapeutics Inc.	37,652	1,413
*	Pennant Group Inc.	85,464	1,401
*	REGENXBIO Inc.	50,429	1,400
*	Natera Inc.	37,823	1,328
*	Organogenesis Holdings Inc. Class A	184,461	1,188
*	Aerie Pharmaceuticals Inc.	160,967	1,144
*	Prothena Corp. plc	37,827	1,103
*	Intellia Therapeutics Inc.	22,290	1,093
*	RadNet Inc.	54,879	1,070
*	Vanda Pharmaceuticals Inc.	100,970	1,002
	West Pharmaceutical Services Inc.	3,141	990
*	Radius Health Inc.	143,225	980
*	Amneal Pharmaceuticals Inc.	244,539	944
*,1	Omeros Corp.	266,232	924
*	Kiniksa Pharmaceuticals Ltd. Class A	97,334	908
*	Infinity Pharmaceuticals Inc.	1,121,598	885
*	ViewRay Inc.	302,621	808
*,1	Sesen Bio Inc.	2,002,873	761
	Addus HomeCare Corp.	8,612	726
*	Molecular Templates Inc.	424,818	722
*	NextCure Inc.	171,519	714
*	Allakos Inc.	187,807	708
*	Atossa Therapeutics Inc.	698,520	705
*	Lexicon Pharmaceuticals Inc.	382,691	693
*	Precision BioSciences Inc.	342,301	681
*	Endo International plc	337,491	675
*	Mustang Bio Inc.	864,161	644
*	Minerva Neurosciences Inc.	1,241,858	633
*	Bridgebio Pharma Inc.	78,800	632
*	Co-Diagnostics Inc.	143,082	630
*	Bluebird Bio Inc.	173,134	628
*	MEI Pharma Inc.	1,232,433	606
*,1	Alaunos Therapeutics Inc.	1,105,848	588
*	Evolent Health Inc. Class A	21,347	587
*	Atea Pharmaceuticals Inc.	98,556	579
*,1	vTv Therapeutics Inc. Class A	820,390	566
*,1	Talis Biomedical Corp.	536,576	563
*	Personalis Inc.	96,118	538
*	Sutro Biopharma Inc.	84,721	509
		Shares	Market Value• ($000)
*	Rapt Therapeutics Inc.	33,154	502
*	Cortexyme Inc.	131,504	481
*	Tabula Rasa HealthCare Inc.	127,712	430
*	ChemoCentryx Inc.	22,450	414
*	Retractable Technologies Inc.	107,784	413
*	Selecta Biosciences Inc.	528,838	405
*	Tactile Systems Technology Inc.	22,060	372
*,1	PAVmed Inc.	241,990	307
*	Mersana Therapeutics Inc.	84,339	293
*	Athenex Inc.	602,458	289
*	Precigen Inc.	216,409	288
*	Aldeyra Therapeutics Inc.	86,259	265
*	Spero Therapeutics Inc.	54,307	264
*	Syros Pharmaceuticals Inc.	236,590	199
*	Cue Biopharma Inc.	46,345	184
			3,860,581
Industrials (19.5%)
*	Middleby Corp.	863,524	132,888
*	Clean Harbors Inc.	1,252,049	131,377
*	TriNet Group Inc.	1,399,532	124,138
*,1	Sterling Check Corp.	4,537,281	117,879
*	Builders FirstSource Inc.	1,830,011	112,674
*	Kirby Corp.	1,717,482	111,980
*	Mercury Systems Inc.	1,879,996	104,885
*	Fluor Corp.	4,138,458	102,427
*	Chart Industries Inc.	605,772	102,266
	Spirit AeroSystems Holdings Inc. Class A	2,400,634	100,923
	Zurn Water Solutions Corp.	3,140,046	98,032
*	AerCap Holdings NV	2,016,302	94,181
*	RBC Bearings Inc.	519,572	87,470
	Science Applications International Corp.	1,030,225	85,746
	GATX Corp.	826,822	85,485
	Acuity Brands Inc.	489,890	84,496
	John Bean Technologies Corp.	685,000	80,755
	Flowserve Corp.	2,467,747	80,720
	Rush Enterprises Inc. Class A	1,555,869	79,163
*	Sensata Technologies Holding plc	1,741,483	79,081
*	Trex Co. Inc.	1,316,631	76,615
	Fortune Brands Home & Security Inc.	1,002,432	71,423
	Ritchie Bros Auctioneers Inc.	1,270,832	70,010
	Matson Inc.	798,432	68,681
[2]	Enerpac Tool Group Corp. Class A	3,166,958	63,592
	Kennametal Inc.	2,363,286	60,807
	IDEX Corp.	308,180	58,499
	Regal Rexnord Corp.	459,346	58,447
	CH Robinson Worldwide Inc.	526,272	55,864
*	WillScot Mobile Mini Holdings Corp.	1,565,700	54,956
*	Generac Holdings Inc.	241,483	52,977
*	Masonite International Corp.	645,721	50,056
	Forward Air Corp.	500,501	48,534
*	API Group Corp.	2,579,955	47,884

Explorer Fund
		Shares	Market Value• ($000)
*	ACV Auctions Inc. Class A	3,296,959	44,014
	Tennant Co.	654,223	42,250
*	Gibraltar Industries Inc.	1,102,820	41,731
	Verisk Analytics Inc. Class A	197,505	40,301
*	XPO Logistics Inc.	671,745	36,133
*	Axon Enterprise Inc.	303,715	34,077
*	GXO Logistics Inc.	571,087	33,803
*	SiteOne Landscape Supply Inc.	232,356	32,769
	HEICO Corp. Class A	275,721	32,160
*	Kornit Digital Ltd.	457,222	30,405
	Robert Half International Inc.	300,294	29,522
*	United Rentals Inc.	88,430	27,990
*	Alight Inc. Class A	3,177,710	27,297
	Vertiv Holdings Co. Class A	2,039,279	25,552
*	Saia Inc.	118,958	24,501
*	Atkore Inc.	254,618	24,469
	UFP Industries Inc.	311,760	24,121
	Allison Transmission Holdings Inc.	604,542	22,634
	Rockwell Automation Inc.	87,469	22,101
	ABM Industries Inc.	450,620	21,751
*	AZEK Co. Inc. Class A	1,000,959	21,260
*	Cimpress plc	415,225	20,973
	Boise Cascade Co.	266,484	20,141
*	CoStar Group Inc.	299,781	19,072
*	Kratos Defense & Security Solutions Inc.	1,246,201	18,905
	AGCO Corp.	145,360	18,519
*	Ameresco Inc. Class A	360,609	18,189
*	GMS Inc.	373,764	17,922
	Terex Corp.	510,296	17,350
	JB Hunt Transport Services Inc.	97,176	16,602
	GrafTech International Ltd.	1,799,460	16,339
	Tetra Tech Inc.	115,531	16,091
	Applied Industrial Technologies Inc.	151,903	15,903
	Toro Co.	195,285	15,648
*	Rocket Lab USA Inc.	2,096,359	15,471
	AeroVironment Inc.	177,096	14,224
	Woodward Inc.	126,128	13,935
*	Shoals Technologies Group Inc. Class A	1,341,023	13,383
*	ASGN Inc.	116,568	13,225
	EMCOR Group Inc.	123,360	13,135
	Booz Allen Hamilton Holding Corp. Class A	154,976	12,651
	Lincoln Electric Holdings Inc.	79,116	10,659
	Simpson Manufacturing Co. Inc.	100,208	10,389
	Heartland Express Inc.	705,913	9,742
	Mueller Industries Inc.	165,351	8,954
	Watts Water Technologies Inc. Class A	68,011	8,669
	Landstar System Inc.	51,972	8,050
	Kforce Inc.	99,998	7,005
	Exponent Inc.	71,892	6,888
	Nordson Corp.	31,874	6,875
	Franklin Electric Co. Inc.	82,258	5,753
		Shares	Market Value• ($000)
*	TrueBlue Inc.	216,816	5,544
	Herc Holdings Inc.	43,354	5,541
	Allegion plc	46,987	5,368
	Donaldson Co. Inc.	109,048	5,348
*	BlueLinx Holdings Inc.	59,929	3,995
	Hillenbrand Inc.	80,898	3,302
*	Huron Consulting Group Inc.	59,206	3,066
	Textainer Group Holdings Ltd.	89,050	2,987
*	Vicor Corp.	43,383	2,626
	Graco Inc.	37,609	2,332
*	MYR Group Inc.	26,066	2,062
*	Titan International Inc.	132,766	1,840
*,1	Virgin Galactic Holdings Inc.	212,086	1,588
	Pitney Bowes Inc.	257,266	1,356
	REV Group Inc.	99,502	1,186
*	Yellow Corp.	247,355	1,108
*	First Advantage Corp.	63,383	1,100
	H&E Equipment Services Inc.	21,911	777
	Helios Technologies Inc.	10,079	677
	BWX Technologies Inc.	12,634	656
*	SPX Corp.	14,331	600
	Brady Corp. Class A	12,906	578
	Argan Inc.	15,021	552
*,1	Eos Energy Enterprises Inc.	168,225	357
			3,938,960
Information Technology (20.5%)
*	Five9 Inc.	1,611,165	177,389
*	New Relic Inc.	2,162,239	136,805
	Power Integrations Inc.	1,355,359	108,429
*	Varonis Systems Inc. Class B	2,398,282	103,606
*	Guidewire Software Inc.	1,164,142	101,211
*	GoDaddy Inc. Class A	1,193,927	96,481
*	ON Semiconductor Corp.	1,834,486	95,595
	Concentrix Corp.	606,866	95,569
*	Tower Semiconductor Ltd.	1,959,616	94,649
	Monolithic Power Systems Inc.	221,142	86,741
*	Zendesk Inc.	689,921	84,198
*	Momentive Global Inc.	5,162,996	81,679
*	Jamf Holding Corp.	2,603,271	80,181
*	Viavi Solutions Inc.	5,550,949	79,601
*	First Solar Inc.	1,083,422	79,122
*	Silicon Laboratories Inc.	580,245	78,281
*	Cadence Design Systems Inc.	484,723	73,120
*	Manhattan Associates Inc.	554,805	72,430
*	Smartsheet Inc. Class A	1,377,949	66,596
*	Cirrus Logic Inc.	845,695	64,104
	Maximus Inc.	863,330	62,919
*,1	Informatica Inc. Class A	2,986,777	58,123
*	Teledyne Technologies Inc.	132,410	57,142
*	Enphase Energy Inc.	325,614	52,554
*	Trimble Inc.	763,206	50,906
*	Palo Alto Networks Inc.	81,654	45,831
*,1	GLOBALFOUNDRIES Inc.	875,064	45,757
*	Envestnet Inc.	564,755	44,977

Explorer Fund
		Shares	Market Value• ($000)
*	Semtech Corp.	709,796	42,304
*	Aspen Technology Inc.	252,919	40,098
*	Everbridge Inc.	902,383	38,893
*	PTC Inc.	340,366	38,873
*	Onto Innovation Inc.	539,899	38,408
*	8x8 Inc.	4,155,547	38,106
*	Avalara Inc.	496,910	37,800
*	Fortinet Inc.	130,156	37,616
*	Mimecast Ltd.	470,138	37,461
*	Euronet Worldwide Inc.	300,613	36,570
*	HubSpot Inc.	93,269	35,389
*	CyberArk Software Ltd.	224,703	35,310
*	Dynatrace Inc.	898,065	34,450
*	Globant SA	159,244	34,395
*	WEX Inc.	202,922	33,734
*	MongoDB Inc. Class A	94,047	33,380
*	Tyler Technologies Inc.	81,643	32,225
*	Black Knight Inc.	475,572	31,288
*	N-Able Inc.	3,121,497	31,215
*,1	Paycor HCM Inc.	1,253,757	30,880
	Microchip Technology Inc.	468,210	30,527
*	Rapid7 Inc.	314,117	30,004
	Cognex Corp.	440,031	29,759
*	Box Inc. Class A	891,970	27,312
*	Tenable Holdings Inc.	493,766	27,271
	Jabil Inc.	462,951	26,726
*	Fair Isaac Corp.	69,796	26,070
*	Wix.com Ltd.	343,313	25,906
*	Dropbox Inc. Class A	1,182,939	25,729
*	Ciena Corp.	458,743	25,309
*,1	Monday.com Ltd.	192,860	24,956
*	Procore Technologies Inc.	441,147	24,470
*	Qualys Inc.	174,109	23,728
*	Nutanix Inc. Class A	943,860	23,625
	National Instruments Corp.	652,976	23,599
*	KnowBe4 Inc. Class A	989,238	23,544
*	Pure Storage Inc. Class A	758,619	22,228
*	Q2 Holdings Inc.	410,449	21,233
*	SentinelOne Inc. Class A	635,300	21,136
*	Anaplan Inc.	314,402	20,433
*,1	Freshworks Inc. Class A	1,106,800	20,111
*	ANSYS Inc.	69,172	19,070
*	Allegro MicroSystems Inc.	783,984	19,059
*	Teradata Corp.	454,925	18,811
*	Sumo Logic Inc.	1,985,179	18,621
*	Mandiant Inc.	834,271	18,337
*	Lattice Semiconductor Corp.	370,947	17,820
	A10 Networks Inc.	1,241,398	17,727
*	Elastic NV	230,902	17,581
*	CommScope Holding Co. Inc.	2,885,995	17,403
*	Ambarella Inc.	199,526	16,377
*	Consensus Cloud Solutions Inc.	297,889	15,705
*,1	Clear Secure Inc. Class A	516,100	15,700
	TTEC Holdings Inc.	202,881	14,975
*	MaxLinear Inc.	299,859	14,354
*	PROS Holdings Inc.	509,666	14,235
*	CommVault Systems Inc.	233,057	14,216
		Shares	Market Value• ($000)
	Belden Inc.	272,868	14,088
*	Extreme Networks Inc.	1,344,068	12,903
*	Paylocity Holding Corp.	65,901	12,497
*	DocuSign Inc. Class A	152,806	12,377
*	Axcelis Technologies Inc.	221,954	12,085
*	Toast Inc. Class A	616,373	11,483
*	Coupa Software Inc.	126,409	10,909
*	Alarm.com Holdings Inc.	176,547	10,783
*	Atlassian Corp. plc Class A	47,201	10,612
*	Diodes Inc.	142,496	10,406
	CDW Corp.	63,762	10,405
	CSG Systems International Inc.	164,794	10,130
*	Domo Inc. Class B	242,849	10,059
*	RingCentral Inc. Class A	113,841	9,659
	Kulicke & Soffa Industries Inc.	206,097	9,565
*	Unity Software Inc.	133,516	8,867
*	Ultra Clean Holdings Inc.	276,065	8,605
*	EPAM Systems Inc.	32,097	8,505
*	Alpha & Omega Semiconductor Ltd.	195,699	8,395
*	Bill.Com Holdings Inc.	47,566	8,120
*	SMART Global Holdings Inc.	350,636	7,945
	Amkor Technology Inc.	409,906	7,710
*	Workiva Inc. Class A	70,140	6,769
*	Sprout Social Inc. Class A	108,992	6,679
*	Perficient Inc.	60,211	5,986
*	ChannelAdvisor Corp.	382,754	5,554
*	Sitime Corp.	31,417	5,296
*	Fabrinet	52,652	5,170
*	Agilysys Inc.	137,951	5,078
	Entegris Inc.	42,735	4,760
	Hackett Group Inc.	198,772	4,669
*	Yext Inc.	792,404	4,588
*	eGain Corp.	440,680	4,561
*	Ichor Holdings Ltd.	148,537	4,324
*	ePlus Inc.	73,114	4,129
*	Unisys Corp.	289,663	4,116
*	Eastman Kodak Co.	772,655	3,995
*	MACOM Technology Solutions Holdings Inc. Class H	75,523	3,848
*	Brightcove Inc.	524,919	3,701
*	ExlService Holdings Inc.	26,665	3,630
	Bentley Systems Inc. Class B	83,253	3,529
*	Upland Software Inc.	233,415	3,483
*	Cohu Inc.	128,232	3,406
*	Avaya Holdings Corp.	365,179	3,378
*	Zuora Inc. Class A	260,253	3,167
*	Super Micro Computer Inc.	65,149	2,743
*	International Money Express Inc.	134,153	2,666
*	Digital Turbine Inc.	70,633	2,236
*	Diebold Nixdorf Inc.	519,313	2,129
	ACI Worldwide Inc.	71,312	1,970
*	LivePerson Inc.	82,359	1,863
*	DigitalOcean Holdings Inc.	43,587	1,719
*	Avid Technology Inc.	54,061	1,714
*	Duck Creek Technologies Inc.	90,771	1,446
*	LiveRamp Holdings Inc.	44,254	1,386

Explorer Fund
		Shares	Market Value• ($000)
*	Cambium Networks Corp.	89,119	1,361
*	FormFactor Inc.	31,333	1,194
*	Arlo Technologies Inc.	127,938	990
*	ON24 Inc.	76,124	964
*	Couchbase Inc.	55,396	942
*,1	Veritone Inc.	83,752	907
*,1	MicroVision Inc.	252,145	814
*,1	MicroStrategy Inc. Class A	2,155	763
*	C3.ai Inc. Class A	31,316	532
*	Mitek Systems Inc.	37,186	415
			4,144,736
Materials (2.7%)
	Graphic Packaging Holding Co.	5,512,709	120,177
	Louisiana-Pacific Corp.	1,477,256	95,312
	Methanex Corp.	1,897,077	95,157
*	Summit Materials Inc. Class A	1,830,961	50,901
	Cabot Corp.	665,628	43,832
	Ashland Global Holdings Inc.	360,700	37,863
	Westlake Corp.	162,373	20,548
	Balchem Corp.	165,590	20,401
	Olin Corp.	331,300	19,017
	Steel Dynamics Inc.	163,836	14,049
	Warrior Met Coal Inc.	293,137	9,987
*	O-I Glass Inc.	520,515	7,016
	Chemours Co.	130,286	4,308
	Sensient Technologies Corp.	49,030	4,148
*	Livent Corp.	193,790	4,139
	Schnitzer Steel Industries Inc. Class A	61,147	2,790
	Avery Dennison Corp.	15,281	2,760
	Innospec Inc.	8,642	824
*	PureCycle Technologies Inc.	81,539	636
	Orion Engineered Carbons SA	41,985	634
*	Allegheny Technologies Inc.	21,949	597
			555,096
Other (1.2%)
[3]	Vanguard Small-Cap ETF	1,248,435	243,507
Real Estate (3.6%)
	Phillips Edison & Co. Inc.	2,887,428	97,768
	PS Business Parks Inc.	503,048	94,171
	Rexford Industrial Realty Inc.	1,096,726	85,589
	Douglas Emmett Inc.	2,788,751	82,157
	Life Storage Inc.	602,311	79,800
	Essential Properties Realty Trust Inc.	3,119,165	74,860
	Pebblebrook Hotel Trust	2,748,545	67,120
*	Xenia Hotels & Resorts Inc.	2,601,688	50,187
	Americold Realty Trust	1,070,900	28,250
	National Storage Affiliates Trust	305,438	17,288
	Lamar Advertising Co. Class A	143,120	15,802
	EastGroup Properties Inc.	78,125	14,648
	Iron Mountain Inc.	105,010	5,642
		Shares	Market Value• ($000)
	Outfront Media Inc.	170,085	4,354
	Necessity Retail REIT Inc.	551,884	4,123
	Alexander's Inc.	9,841	2,442
	RMR Group Inc. Class A	75,418	2,057
	UMH Properties Inc.	80,599	1,896
	NexPoint Residential Trust Inc.	21,049	1,877
	Douglas Elliman Inc.	306,322	1,856
*	Redfin Corp.	97,708	1,089
	Gladstone Commercial Corp.	47,494	999
	St. Joe Co.	11,103	591
			734,566
Utilities (0.8%)
	Atlantica Sustainable Infrastructure plc	2,459,043	75,984
	Portland General Electric Co.	1,562,858	73,970
	NRG Energy Inc.	132,151	4,744
	Brookfield Infrastructure Corp. Class A (XTSE)	54,357	3,855
	American States Water Co.	16,305	1,283
			159,836
Total Common Stocks (Cost $16,743,300)			19,319,925
Preferred Stock (0.0%)
*,1,4	Meta Material Inc. Preference Shares (Cost $267)	181,756	229
Temporary Cash Investments (5.1%)
Money Market Fund (3.9%)
[5,6]	Vanguard Market Liquidity Fund, 0.409%	7,880,665	787,988

Explorer Fund
	Face Amount ($000)	Market Value• ($000)
Repurchase Agreement (1.2%)
Deutsche Bank Securities, Inc. 0.300%, 5/2/22 (Dated 4/29/22, Repurchase Value $248,606,000, collateralized by U.S. Treasury Note/Bond 2.375%–4.625%, 2/15/40–11/15/49, with a value of $253,572,000)	248,600	248,600
Total Temporary Cash Investments (Cost $1,036,518)		1,036,588
Total Investments (100.6%) (Cost $17,780,085)		20,356,742
Other Assets and Liabilities—Net (-0.6%)		(113,516)
Net Assets (100%)		20,243,226
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $110,436,000.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Perpetual security with no stated maturity date.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $126,671,000 was received for securities on loan, of which $126,409,000 is held in Vanguard Market Liquidity Fund and $262,000 is held in cash.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2022	5,758	535,868	(26,471)

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $16,703,005)	19,261,655
Affiliated Issuers (Cost $1,077,080)	1,095,087
Total Investments in Securities	20,356,742
Investment in Vanguard	740
Cash	640
Cash Collateral Pledged—Futures Contracts	31,278
Receivables for Investment Securities Sold	37,089
Receivables for Accrued Income	1,560
Receivables for Capital Shares Issued	58,393
Total Assets	20,486,442
Liabilities
Payables for Investment Securities Purchased	74,862
Collateral for Securities on Loan	126,671
Payables to Investment Advisor	10,939
Payables for Capital Shares Redeemed	15,407
Payables to Vanguard	1,360
Variation Margin Payable—Futures Contracts	13,977
Total Liabilities	243,216
Net Assets	20,243,226
1 Includes $110,436 of securities on loan.
At April 30, 2022, net assets consisted of:

Paid-in Capital	16,834,314
Total Distributable Earnings (Loss)	3,408,912
Net Assets	20,243,226

Investor Shares—Net Assets
Applicable to 30,064,953 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,158,466
Net Asset Value Per Share—Investor Shares	$105.05

Admiral Shares—Net Assets
Applicable to 174,847,988 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,084,760
Net Asset Value Per Share—Admiral Shares	$97.71

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	64,191
Dividends—Affiliated Issuers	1,974
Interest—Unaffiliated Issuers	81
Interest—Affiliated Issuers	478
Securities Lending—Net	661
Total Income	67,385
Expenses
Investment Advisory Fees—Note B
Basic Fee	18,549
Performance Adjustment	3,898
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,258
Management and Administrative—Admiral Shares	12,298
Marketing and Distribution—Investor Shares	152
Marketing and Distribution—Admiral Shares	467
Custodian Fees	63
Shareholders’ Reports—Investor Shares	25
Shareholders’ Reports—Admiral Shares	95
Trustees’ Fees and Expenses	6
Other Expenses	9
Total Expenses	39,820
Net Investment Income	27,565
Realized Net Gain (Loss)
Capital Gains Distributions Received – Affiliated Issuers	15
Investment Securities Sold—Unaffiliated Issuers	925,676
Investment Securities Sold—Affiliated Issuers	64,486
Futures Contracts	(67,574)
Foreign Currencies	(48)
Realized Net Gain (Loss)	922,555
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(5,481,472)
Investment Securities—Affiliated Issuers	(135,172)
Futures Contracts	(35,743)
Foreign Currencies	1
Change in Unrealized Appreciation (Depreciation)	(5,652,386)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,702,266)
1	Dividends are net of foreign withholding taxes of $185,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	27,565	52,288
Realized Net Gain (Loss)	922,555	3,516,351
Change in Unrealized Appreciation (Depreciation)	(5,652,386)	4,291,092
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,702,266)	7,859,731
Distributions
Investor Shares	(542,949)	(250,706)
Admiral Shares	(2,859,142)	(1,099,471)
Total Distributions	(3,402,091)	(1,350,177)
Capital Share Transactions
Investor Shares	376,265	(480,536)
Admiral Shares	3,303,455	2,034,131
Net Increase (Decrease) from Capital Share Transactions	3,679,720	1,553,595
Total Increase (Decrease)	(4,424,637)	8,063,149
Net Assets
Beginning of Period	24,667,863	16,604,714
End of Period	20,243,226	24,667,863

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$151.47	$110.44	$101.66	$102.25	$102.10	$83.91
Investment Operations
Net Investment Income[1]	.098	.206	.284	.333	.325	.421
Net Realized and Unrealized Gain (Loss) on Investments	(26.034)	49.372	13.688	8.234	11.192	21.657
Total from Investment Operations	(25.936)	49.578	13.972	8.567	11.517	22.078
Distributions
Dividends from Net Investment Income	(.278)	(.158)	(.295)	(.286)	(.475)	(.318)
Distributions from Realized Capital Gains	(20.206)	(8.390)	(4.897)	(8.871)	(10.892)	(3.570)
Total Distributions	(20.484)	(8.548)	(5.192)	(9.157)	(11.367)	(3.888)
Net Asset Value, End of Period	$105.05	$151.47	$110.44	$101.66	$102.25	$102.10
Total Return[2]	-18.97%	46.27%	14.08%	10.15%	12.12%	27.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,158	$4,074	$3,325	$3,520	$3,420	$3,520
Ratio of Total Expenses to Average Net Assets[3]	0.45%	0.40%	0.41%	0.45%	0.44%	0.43%
Ratio of Net Investment Income to Average Net Assets	0.14%	0.15%	0.28%	0.33%	0.31%	0.45%
Portfolio Turnover Rate	24%	45%	43%	41%	50%	76%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.03%, (0.01%), (0.01%), 0.03%, 0.02%, and (0.01%).

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$141.02	$102.82	$94.64	$95.24	$94.99	$78.07
Investment Operations
Net Investment Income[1]	.149	.321	.365	.409	.418	.495
Net Realized and Unrealized Gain (Loss) on Investments	(24.209)	45.967	12.752	7.648	10.405	20.145
Total from Investment Operations	(24.060)	46.288	13.117	8.057	10.823	20.640
Distributions
Dividends from Net Investment Income	(.434)	(.275)	(.378)	(.393)	(.438)	(.403)
Distributions from Realized Capital Gains	(18.816)	(7.813)	(4.559)	(8.264)	(10.135)	(3.317)
Total Distributions	(19.250)	(8.088)	(4.937)	(8.657)	(10.573)	(3.720)
Net Asset Value, End of Period	$97.71	$141.02	$102.82	$94.64	$95.24	$94.99
Total Return[2]	-18.92%	46.42%	14.21%	10.27%	12.24%	27.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,085	$20,594	$13,279	$12,569	$11,616	$9,514
Ratio of Total Expenses to Average Net Assets[3]	0.34%	0.29%	0.30%	0.34%	0.32%	0.31%
Ratio of Net Investment Income to Average Net Assets	0.24%	0.25%	0.39%	0.44%	0.43%	0.57%
Portfolio Turnover Rate	24%	45%	43%	41%	50%	76%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.03%, (0.01%), (0.01%), 0.03%, 0.02%, and (0.01%).

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Notes to Financial Statements
Vanguard Explorer Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the

Explorer Fund
counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide

Explorer Fund
that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Explorer Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Wellington Management Company llp, ClearBridge Investments, LLC, Stephens Investment Management Group, LLC, and ArrowMark Colorado Holdings, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Wellington Management Company llp and ClearBridge Investments, LLC, are subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index for the preceding three years. The basic fees of Stephens Investment Management Group, LLC, and ArrowMark Colorado Holdings, LLC, are subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index for the preceding five years.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $454,000 for the six months ended April 30, 2022.
For the six months ended April 30, 2022, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.16% of the fund’s average net assets, before an increase of of $3,898,000 (0.03%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $740,000, representing less than 0.01% of the fund’s net assets and 0.30% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Explorer Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	19,319,925	—	—	19,319,925
Preferred Stock	229	—	—	229
Temporary Cash Investments	787,988	248,600	—	1,036,588
Total	20,108,142	248,600	—	20,356,742
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	26,471	—	—	26,471
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,873,192
Gross Unrealized Appreciation	4,512,752
Gross Unrealized Depreciation	(2,055,673)
Net Unrealized Appreciation (Depreciation)	2,457,079
F.	During the six months ended April 30, 2022, the fund purchased $5,195,601,000 of investment securities and sold $5,187,322,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2022, such purchases were $9,319,000 and sales were $1,685,000, resulting in net realized gain of $172,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Explorer Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	156,571	1,243	493,604	3,566
Issued in Lieu of Cash Distributions	526,661	4,330	244,060	1,898
Redeemed	(306,967)	(2,404)	(1,218,200)	(8,679)
Net Increase (Decrease)—Investor Shares	376,265	3,169	(480,536)	(3,215)
Admiral Shares
Issued	1,853,082	16,001	3,692,806	28,851
Issued in Lieu of Cash Distributions	2,659,575	23,515	1,024,110	8,560
Redeemed	(1,209,202)	(10,705)	(2,682,785)	(20,527)
Net Increase (Decrease)—Admiral Shares	3,303,455	28,811	2,034,131	16,884
H.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2022 Market Value ($000)
Enerpac Tool Group Corp. Class A	65,557	532	—	—	(2,497)	—	—	63,592
Houghton Mifflin Harcourt Co.	90,571	681	134,702	78,350	(34,900)	—	—	—
Momentive Global Inc.	210,733	6,189	69,398	(6,429)	(59,416)	—	—	NA1
Vanguard Market Liquidity Fund	627,469	NA2	NA2	(28)	(26)	478	15	787,988
Vanguard Small-Cap ETF	315,115	160,778	186,646	(7,407)	(38,333)	1,974	—	243,507
Total	1,309,445	168,180	390,746	64,486	(135,172)	2,452	15	1,095,087
1	Not applicable—at April 30, 2022, the security was still held, but the issuer was no longer an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
I.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Explorer Fund has renewed the fund’s investment advisory arrangements with Wellington Management Company LLP (Wellington Management); Stephens Investment Management Group, LLC (SIMG); ArrowMark Colorado Holdings, LLC (ArrowMark Partners); ClearBridge Investments, LLC (ClearBridge); and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:
Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. Using a bottom-up, fundamentally driven approach, Wellington Management invests opportunistically in a diversified portfolio of high-quality stocks. The advisor attempts to identify companies with key success factors such as top market share, substantial insider ownership, and fully funded business plans. The investment team has the support of Wellington Management’s global industry analysts in conducting its research-intensive approach. Wellington Management has advised a portion of the fund since its inception in 1967.
SIMG. Founded in 2005, SIMG is a subsidiary of Stephens Investments Holdings LLC, a privately held and family-owned company. SIMG specializes in equity investment management focused on small- and mid-cap growth companies. The team employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening, seeking to identify companies that will exhibit potential for superior earnings growth. There are two different types of stocks in which the team invests: core growth and earnings catalyst. The characteristic SIMG seeks for core growth stocks is consistent and predictable earnings growth that is generated by unique, defensible business models. For earnings catalyst stocks, SIMG looks for inflection points such as large earnings surprises or positive revisions to earnings estimates or guidance. The team generally requires all stocks to be profitable or on the cusp of profitability and exhibiting at least 12% earnings growth. SIMG has managed a portion of the fund since 2013.
ArrowMark Partners. Founded in 2007, ArrowMark Partners offers a wide range of strategies, including equities, fixed income, and structured products, to institutional, high-net-worth, and retail investors. Using in-depth, fundamental research, the investment team seeks to identify companies that it believes can control their own economic destiny. These are companies with strong competitive advantages, high barriers to entry, large potential markets for their products, and high-quality businesses focused on future growth. In evaluating companies and constructing the portfolio, ArrowMark Partners places significant emphasis on understanding risk in the belief that avoiding large mistakes is the key to success in small-capitalization investing. ArrowMark Partners has managed a portion of the fund since 2014.
ClearBridge. With a legacy dating back to 1962, ClearBridge, a wholly owned subsidiary of Franklin Resources, Inc., is a global investment manager that offers a wide range of strategies, including domestic, international, global, and special equity and fixed income strategies. The ClearBridge SMID Cap Growth strategy employed in the Explorer Fund takes a disciplined, consistent, patient, and risk-aware approach. ClearBridge works to identify and own quality growth companies with large exploitable opportunities. The team’s patient approach to security selection and position management is designed to invest in multi-year opportunities that allow for the compounding effect of earnings. At the security level, the team seeks to “de-risk” an idea through fundamental analysis, understanding downside scenarios, and entering a position with sensitivity to valuation. ClearBridge has managed a portion of the fund since 2017.
Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the fund since 1997.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rates were also below the peer-group average.
The board did not consider the profitability of Wellington Management, SIMG, ArrowMark Partners, or ClearBridge in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Wellington Management, SIMG, ArrowMark Partners, and ClearBridge. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board also concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets managed by Vanguard increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Explorer Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Explorer Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q242 062022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD EXPLORER FUND

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 17, 2022

VANGUARD EXPLORER FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 17, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.